INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

	As of March 31,	As of March 31,
	2024	2023
Proprietary technology	1,900,000	1,900,000
Total Intangible assets, at cost	1,900,000	1,900,000
Less: accumulated amortization	(411,667)	(31,667)
Intangible assets, net	$1,488,333	$1,868,333

As of March 31, 2024 and 2023, no intangible assets was pledged. Additions to intangible assets for the year ended March 31, 2023 amounting to $1,900,000 were acquired from issuing ordinary shares with non-cash transactions.

For the years ended March 31, 2024 and 2023, no new intangible assets was purchased. For the years ended March 31, 2024 and 2023, the Company recorded no disposal of intangible assets.

As of March 31, 2024, the company concluded that there was no impairment of intangible assets.

Amortization expense was $380,000, $31,667 and nil for the years ended March 31, 2024, 2023 and 2022, respectively.

Estimated future amortization expense is as follows as of March 31, 2024:

Years ending March 31,	Amortization expense
2025	$380,000
2026	380,000
2027	380,000
Thereafter	348,333
$1,488,333